INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

Note 6 — INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Merchandise	32,381,214	26,960,222	171,940
Less: inventory valuation allowance	(7,913,026)	(5,381,745)	(34,322)
Inventories, net	24,468,188	21,578,477	137,618

For the fiscal years ended December 31, 2024 and 2025, the Company recognized provision for inventory valuation in inventories of JPY3,159,439 and JPY601,009 ($3,833), respectively, due to the write-down to its net realizable value. The provision for inventory valuation is included in cost of revenue.